Income Taxes (Details) - Schedule of net change valuation allowance of deferred tax assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of net change valuation allowance of deferred tax assets [Abstract]
Beginning Balance	¥ 279,516	¥ 160,252	¥ 81,635
Additions-change to tax expense	96,599	119,264	77,553
NOL Reductions/expirations	(19,821)
Additions- Acquisition			1,064
Ending Balance	¥ 356,294	¥ 279,516	¥ 160,252